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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—95.3%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
General Dynamics Corp.	54,154	$10,632,055
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
PVH Corp.	151,927	18,123,372
APPLICATION SOFTWARE—4.3%
Adobe Systems, Inc. *	204,825	30,004,814
Autodesk, Inc. *	353,919	39,210,686
salesforce. com, Inc. *	516,827	46,927,892
		116,143,392
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC.	144,942	13,105,656
BIOTECHNOLOGY—5.7%
ACADIA Pharmaceuticals, Inc. *	160,848	4,788,445
Alexion Pharmaceuticals, Inc. *	16,109	2,212,410
BioMarin Pharmaceutical, Inc. *	131,700	11,554,041
Celgene Corp. *	402,624	54,519,316
Clovis Oncology, Inc. *	94,663	8,028,369
Exact Sciences Corp. *	354,687	13,761,855
Incyte Corp. *	131,072	17,470,587
Sarepta Therapeutics, Inc. *	105,046	4,052,675
TESARO, Inc. *	33,329	4,254,780
Vertex Pharmaceuticals, Inc. *	220,405	33,461,887
		154,104,365
BREWERS—0.4%
Molson Coors Brewing Co. , Cl. B	123,158	10,958,599
BROADCASTING—1.6%
CBS Corp. , Cl. B	658,068	43,320,616
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC.	306,126	11,923,608
CABLE & SATELLITE—2.0%
Charter Communications, Inc. , Cl. A*	23,418	9,177,748
Comcast Corporation, Cl. A	1,117,295	45,194,583
		54,372,331
CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	41,589	5,120,438
CONSUMER FINANCE—0.2%
LendingClub Corp. *	1,140,324	5,781,443
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Visa, Inc. , Cl. A	1,059,763	105,510,004
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	159,733	14,663,489
DIVERSIFIED CHEMICALS—0.4%
EI Du Pont de Nemours & Co.	118,376	9,731,691
ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
Rockwell Automation, Inc.	24,763	4,086,638
FINANCIAL EXCHANGES & DATA—1.9%
IntercontinentalExchange Group, Inc.	580,218	38,706,343
S&P Global, Inc.	80,846	12,417,137
		51,123,480

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
FOOD DISTRIBUTORS—0.4%
Performance Food Group Co. *	329,628	$9,493,286
FOOTWEAR—0.2%
NIKE, Inc. , Cl. B	112,173	6,623,816
HEALTH CARE EQUIPMENT—2.7%
Boston Scientific Corp. *	610,160	16,242,459
Danaher Corp.	250,905	20,446,248
DexCom, Inc. *	132,619	8,833,752
Edwards Lifesciences Corp. *	75,139	8,654,510
Medtronic PLC.	217,983	18,304,033
		72,481,002
HEALTH CARE SERVICES—0.1%
Envision Healthcare Corp. *	36,371	2,052,416
HOME ENTERTAINMENT SOFTWARE—1.0%
Electronic Arts, Inc. *	230,106	26,862,574
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	287,686	43,037,826
HOTELS RESORTS & CRUISE LINES—0.1%
Marriott International, Inc. , Cl. A	26,299	2,740,093
HOUSEWARES & SPECIALTIES—1.0%
Newell Brands, Inc.	486,389	25,642,428
HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores, Inc.	150,978	12,076,730
INDUSTRIAL CONGLOMERATES—2.9%
Honeywell International, Inc.	570,266	77,624,608
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	161,577	22,968,171
INDUSTRIAL MACHINERY—0.7%
Stanley Black & Decker, Inc.	127,940	17,999,879
INTERNET RETAIL—8.2%
Amazon. com, Inc. *	181,333	179,117,111
Expedia, Inc.	106,089	16,599,746
NetFlix, Inc. *	141,948	25,786,273
		221,503,130
INTERNET SOFTWARE & SERVICES—13.4%
Alibaba Group Holding Ltd. #*	430,373	66,686,296
Alphabet, Inc. , Cl. C*	152,530	141,929,165
Altaba, Inc. *	215,480	12,584,032
Facebook, Inc. , Cl. A*	807,971	136,749,092
Match Group, Inc. *	132,696	2,421,702
Palantir Technologies, Inc. , Cl. A*,@	153,282	931,955
		361,302,242
INVESTMENT BANKING & BROKERAGE—0.9%
Morgan Stanley	510,511	23,942,966
IT CONSULTING & OTHER SERVICES—0.7%
Cognizant Technology Solutions Corp. , Cl. A	282,397	19,575,760
LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	80,741	17,016,973

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc. *	95,417	$16,588,245
MANAGED HEALTH CARE—4.8%
Aetna, Inc.	233,446	36,023,052
Cigna Corp.	68,882	11,955,160
Humana, Inc.	62,325	14,409,540
UnitedHealth Group, Inc.	356,864	68,450,084
		130,837,836
MOVIES & ENTERTAINMENT—0.8%
The Walt Disney Co.	50,804	5,584,883
Time Warner, Inc.	148,759	15,235,897
		20,820,780
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	350,271	14,865,501
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Anadarko Petroleum Corp.	207,829	9,491,550
Pioneer Natural Resources Co.	144,536	23,573,822
		33,065,372
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	1,122,557	27,076,075
PERSONAL PRODUCTS—0.6%
The Estee Lauder Companies, Inc. , Cl. A	153,523	15,197,242
PHARMACEUTICALS—0.9%
Allergan PLC.	64,605	16,301,779
Bristol-Myers Squibb Co.	130,262	7,411,908
		23,713,687
RAILROADS—0.5%
Union Pacific Corp.	142,574	14,679,419
RESTAURANTS—1.2%
McDonald's Corp.	203,538	31,576,885
SEMICONDUCTOR EQUIPMENT—0.9%
Applied Materials, Inc.	550,623	24,398,105
SEMICONDUCTORS—5.2%
Broadcom Ltd.	299,582	73,894,896
Cavium Networks, Inc. *	162,698	10,077,514
Microchip Technology, Inc.	428,628	34,307,385
Micron Technology, Inc. *	570,092	16,030,987
NVIDIA Corp.	39,026	6,342,116
		140,652,898
SOFT DRINKS—0.5%
PepsiCo, Inc.	125,104	14,588,377
SPECIALTY CHEMICALS—0.4%
The Sherwin-Williams Co.	33,732	11,376,792
SYSTEMS SOFTWARE—7.3%
Choicestream, Inc. *,@,(a)	82,955	–
Microsoft Corp.	2,242,950	163,062,465
Oracle Corp.	286,649	14,312,385
Red Hat, Inc. *	64,197	6,347,157

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT. )
ServiceNow, Inc. *	131,391	$14,512,136
		198,234,143
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.6%
Apple, Inc.	1,164,931	173,260,187
Western Digital Corp.	384,314	32,712,808
		205,972,995
TOBACCO—0.8%
Philip Morris International, Inc.	193,007	22,525,847
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc. *	453,993	14,750,232
United Rentals, Inc. *	56,759	6,752,051
		21,502,283
WIRELESS TELECOMMUNICATION SERVICES—0.5%
T-Mobile US, Inc. *	203,182	12,528,202
TOTAL COMMON STOCKS
(Cost $1,956,165,909)		2,571,845,761
PREFERRED STOCKS—0.3%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.1%
Palantir Technologies, Inc. , Cl. B*,@	625,130	3,800,790
Palantir Technologies, Inc. , Cl. D*,@	81,445	495,186
		4,295,976
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@	76,682	4,503,534
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	715,332	–
Choicestream, Inc. , Cl. B*,@,(a)	1,649,956	–
		–
TOTAL PREFERRED STOCKS
(Cost $8,711,512)		8,799,510
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	387,502	–
(Cost $387,114)		–
MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
The Blackstone Group LP.	941,019	31,477,085
(Cost $27,542,334)		31,477,085
REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp.	268,986	27,054,612
Equinix, Inc.	58,411	26,327,590
		53,382,202
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $46,771,775)		53,382,202

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	387,502	$–
(Cost $388)		–
Total Investments
(Cost $2,039,579,032)(b)	98.8%	2,665,504,558
Other Assets in Excess of Liabilities	1.2%	32,498,820
NET ASSETS	100.0%	$2,698,003,378

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Choicestream, Inc.	03/14/14	$24,057	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	388	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	387,114	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	572,038	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	989,973	0.05%	0	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	2,483,730	0.14%	4,503,534	0.17%
Palantir Technologies, Inc. , Cl. A	10/07/14	997,406	0.05%	931,955	0.03%
Palantir Technologies, Inc. , Cl. B	10/07/14	4,128,004	0.22%	3,800,790	0.14%
Palantir Technologies, Inc. , Cl. D	10/14/14	537,767	0.03%	495,186	0.02%
Total				$9,731,465	0.36%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,075,865,824, amounted to $589,638,734 which consisted of aggregate gross unrealized appreciation of $637,966,595 and aggregate gross unrealized depreciation of $48,327,861.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—97.4%	SHARES	VALUE
AUSTRALIA—1.4%
DIVERSIFIED METALS & MINING—1.4%
Rio Tinto Ltd.	48,000	$2,530,186
(Cost $2,090,449)
AUSTRIA—1.4%
DIVERSIFIED BANKS—1.4%
Erste Group Bank AG	58,000	2,402,541
(Cost $2,003,254)
BRAZIL—0.5%
DIVERSIFIED BANKS—0.5%
Itau Unibanco Holding SA*	70,000	837,831
(Cost $861,351)
CANADA—9.7%
DIVERSIFIED BANKS—1.9%
Royal Bank of Canada	44,000	3,282,355
FOOD RETAIL—1.2%
Alimentation Couche-Tard, Inc.	45,000	2,133,782
GOLD—0.3%
Agnico Eagle Mines Ltd.	12,700	592,932
INTEGRATED OIL & GAS—0.6%
Suncor Energy, Inc.	30,000	978,585
LIFE & HEALTH INSURANCE—2.4%
Manulife Financial Corp.	207,000	4,263,523
OIL & GAS EXPLORATION & PRODUCTION—3.3%
Canadian Natural Resources Ltd.	30,000	917,469
Encana Corp.	482,000	4,851,700
		5,769,169
TOTAL CANADA
(Cost $16,815,960)		17,020,346
CHINA—11.0%
CASINOS & GAMING—0.6%
Sands China Ltd.	200,000	926,295
CONSTRUCTION & ENGINEERING—0.6%
China State Construction International Holdings Ltd.	680,000	1,097,106
DIVERSIFIED BANKS—1.0%
China Construction Bank Corp.	2,170,000	1,801,771
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Byd Co. , Ltd.	200,000	1,244,787
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
Hangzhou Hikvision Digital Technology Co. , Ltd.	200,000	891,071
HEALTH CARE FACILITIES—0.7%
China Resources Phoenix Healthcare Holdings Co. , Ltd. *	953,705	1,204,236
INTERNET RETAIL—0.5%
JD. com, Inc. #*	20,000	903,400
INTERNET SOFTWARE & SERVICES—6.4%
Alibaba Group Holding Ltd. #*	39,000	6,043,050
Tencent Holdings Ltd.	127,500	5,089,000
		11,132,050
TOTAL CHINA
(Cost $13,770,564)		19,200,716

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
DENMARK—0.4%
BIOTECHNOLOGY—0.4%
Genmab A/S*	3,000	$681,731
(Cost $675,637)
FRANCE—6.4%
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
LVMH Moet Hennessy Louis Vuitton SE	5,000	1,255,890
AUTO PARTS & EQUIPMENT—1.1%
Valeo SA	28,000	1,938,598
BIOTECHNOLOGY—0.3%
DBV Technologies SA#*	12,100	538,934
CONSTRUCTION & ENGINEERING—0.8%
SPIE SA*	49,000	1,377,205
DIVERSIFIED BANKS—2.4%
BNP Paribas SA	54,000	4,184,590
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Schneider Electric SE	24,900	1,954,148
TOTAL FRANCE
(Cost $10,225,259)		11,249,365
GERMANY—13.6%
ADVERTISING—1.2%
Stroeer SE & Co KGaA	31,600	2,037,182
APPLICATION SOFTWARE—2.0%
SAP SE	33,200	3,515,241
AUTOMOBILE MANUFACTURERS—1.0%
Bayerische Motoren Werke AG	9,235	848,471
Volkswagen AG	6,000	922,695
		1,771,166
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
KION Group AG	27,600	2,394,841
HEALTH CARE SERVICES—0.6%
Fresenius Medical Care AG & Co.	11,700	1,103,269
INDUSTRIAL CONGLOMERATES—1.5%
Siemens AG	20,000	2,713,918
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Deutsche Telekom AG	99,000	1,808,529
MULTI-LINE INSURANCE—1.9%
Allianz SE	15,391	3,280,576
PHARMACEUTICALS—1.6%
Bayer AG	22,200	2,811,759
REAL ESTATE OPERATING COMPANIES—0.8%
Aroundtown Property Holdings PLC.	240,000	1,422,185
STEEL—0.6%
thyssenkrupp AG	34,000	1,009,806
TOTAL GERMANY
(Cost $20,619,790)		23,868,472
HONG KONG—3.0%
HOUSEHOLD APPLIANCES—0.8%
Techtronic Industries Co. , Ltd.	330,000	1,466,278

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HONG KONG—(CONT. )
INDUSTRIAL CONGLOMERATES—0.8%
CK Hutchison Holdings Ltd.	100,000	$1,315,904
LIFE & HEALTH INSURANCE—1.4%
AIA Group Ltd.	312,693	2,459,474
TOTAL HONG KONG
(Cost $4,551,305)		5,241,656
INDIA—2.5%
ALUMINUM—0.5%
Hindalco Industries Ltd. *	250,000	857,160
DIVERSIFIED BANKS—1.1%
HDFC Bank Ltd.	64,727	1,849,878
OIL & GAS REFINING & MARKETING—0.9%
Reliance Industries Ltd. *	65,000	1,635,759
TOTAL INDIA
(Cost $2,752,682)		4,342,797
ITALY—2.2%
DIVERSIFIED BANKS—1.1%
UniCredit SpA*	100,000	1,965,311
INTERNET RETAIL—1.1%
Yoox Net-A-Porter Group SpA*	55,000	1,821,655
TOTAL ITALY
(Cost $3,200,868)		3,786,966
JAPAN—15.1%
AUTOMOBILE MANUFACTURERS—0.7%
Subaru Corp. *	31,706	1,144,015
COMMODITY CHEMICALS—0.7%
Toray Industries, Inc.	133,706	1,207,520
CONSTRUCTION & ENGINEERING—0.6%
Kyudenko Corp. *	30,000	1,131,680
CONSUMER ELECTRONICS—1.5%
Sony Corp.	62,000	2,547,574
DIVERSIFIED BANKS—1.6%
Mitsubishi UFJ Financial Group, Inc.	436,000	2,766,409
DIVERSIFIED CHEMICALS—0.7%
Daicel Corp.	95,900	1,246,689
DIVERSIFIED REAL ESTATE ACTIVITIES—0.8%
Mitsui Fudosan Co. , Ltd.	64,550	1,481,639
ELECTRONIC COMPONENTS—0.8%
Alps Electric Co. , Ltd.	53,500	1,455,037
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
Keyence Corp.	1,900	877,757
FOOD RETAIL—1.0%
Seven & i Holdings Co. , Ltd.	42,000	1,693,027
GENERAL MERCHANDISE STORES—0.7%
Don Quijote Holdings Co. , Ltd.	33,000	1,198,685
HOMEBUILDING—0.7%
Haseko Corp.	98,900	1,238,459
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Persol Holdings Co. , Ltd.	75,000	1,422,179

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
JAPAN—(CONT. )
INDUSTRIAL MACHINERY—1.5%
DMG Mori Co. , Ltd. *	80,000	$1,327,271
FANUC Corp.	6,400	1,308,689
		2,635,960
LIFE & HEALTH INSURANCE—0.9%
T&D Holdings, Inc. *	110,000	1,622,915
OIL & GAS REFINING & MARKETING—0.5%
Nippon Gas Co. , Ltd.	30,000	941,664
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SoftBank Group Corp.	24,000	1,934,605
TOTAL JAPAN
(Cost $24,859,666)		26,545,814
NETHERLANDS—2.0%
DIVERSIFIED BANKS—0.9%
ING Groep NV	89,035	1,663,445
SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV#	12,800	1,924,224
TOTAL NETHERLANDS
(Cost $2,716,956)		3,587,669
NORWAY—1.1%
DIVERSIFIED BANKS—0.5%
Skandiabanken ASA(a)	81,000	911,618
PACKAGED FOODS & MEATS—0.6%
Leroy Seafood Group ASA	165,000	957,610
TOTAL NORWAY
(Cost $1,621,758)		1,869,228
RUSSIA—0.4%
FOOD RETAIL—0.4%
X5 Retail Group NV*,(b)	20,000	773,600
(Cost $650,901)
SOUTH KOREA—4.7%
DIVERSIFIED METALS & MINING—0.7%
POSCO*	4,000	1,194,331
ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
SFA Engineering Corp. *	40,600	1,360,923
SEMICONDUCTORS—1.3%
SK Hynix, Inc.	40,000	2,349,867
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Samsung Electronics Co. , Ltd.	1,560	3,352,143
TOTAL SOUTH KOREA
(Cost $6,541,206)		8,257,264
SPAIN—0.8%
ELECTRIC UTILITIES—0.8%
Iberdrola SA	180,000	1,418,869
(Cost $1,264,763)
SWEDEN—2.6%
BUILDING PRODUCTS—0.5%
Assa Abloy AB, Cl. B	42,000	899,697

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
SWEDEN—(CONT. )
DIVERSIFIED BANKS—1.1%
Nordea Bank AB*	148,000	$1,867,308
ELECTRONIC MANUFACTURING SERVICES—0.3%
HMS Networks AB	32,073	470,704
HOUSEHOLD PRODUCTS—0.7%
Essity AB*	43,000	1,246,693
TOTAL SWEDEN
(Cost $4,062,236)		4,484,402
SWITZERLAND—5.6%
DIVERSIFIED CAPITAL MARKETS—3.0%
Credit Suisse Group AG	120,000	1,845,080
UBS Group AG	197,000	3,426,809
		5,271,889
INDUSTRIAL MACHINERY—0.8%
Interroll Holding AG*	1,000	1,311,679
PACKAGED FOODS & MEATS—1.8%
Nestle SA	38,000	3,208,392
TOTAL SWITZERLAND
(Cost $9,294,836)		9,791,960
TAIWAN—2.9%
ELECTRONIC COMPONENTS—0.4%
Largan Precision Co. , Ltd. *	4,000	729,378
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Sunny Friend Environmental Technology Co. , Ltd.	160,000	812,643
SEMICONDUCTORS—2.1%
Taiwan Semiconductor Manufacturing Co. , Ltd. *	514,100	3,631,839
TOTAL TAIWAN
(Cost $3,432,249)		5,173,860
UNITED KINGDOM—6.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Man Group PLC.	840,000	1,773,483
DIVERSIFIED SUPPORT SERVICES—0.5%
Babcock International Group PLC.	80,000	891,241
HOUSEHOLD PRODUCTS—0.9%
Reckitt Benckiser Group PLC.	16,000	1,555,756
INDUSTRIAL CONGLOMERATES—0.7%
Smiths Group PLC.	62,000	1,255,897
IT CONSULTING & OTHER SERVICES—0.8%
Keywords Studios PLC. *	90,904	1,354,211
PHARMACEUTICALS—1.8%
GlaxoSmithKline PLC.	87,104	1,734,108
Shire PLC.	24,000	1,341,760
		3,075,868
TRADING COMPANIES & DISTRIBUTORS—1.1%
Ashtead Group PLC.	90,000	1,933,735
TOTAL UNITED KINGDOM
(Cost $11,273,510)		11,840,191

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
UNITED STATES—3.3%
BUILDING PRODUCTS—0.3%
Johnson Controls International PLC.	15,000	$584,250
HEALTH CARE EQUIPMENT—0.8%
Medtronic PLC.	16,000	1,343,520
SEMICONDUCTORS—2.2%
Broadcom Ltd.	15,600	3,847,896
TOTAL UNITED STATES
(Cost $4,783,611)		5,775,666
TOTAL COMMON STOCKS
(Cost $148,068,811)		170,681,130
Total Investments
(Cost $148,068,811)(c)	97.4%	170,681,130
Other Assets in Excess of Liabilities	2.6%	4,582,672
NET ASSETS	100.0%	$175,263,802

* Non-income producing security.
# American Depositary Receipts.
(a) Global Depositary Receipts.
(b) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent
0.5% of the net assets of the Portfolio.
(c) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $148,974,634, amounted to $21,706,496 which consisted of aggregate gross unrealized appreciation of $27,715,859 and aggregate gross unrealized depreciation of $6,009,363.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—91.7%	SHARES	VALUE
AEROSPACE & DEFENSE—0.7%
HEICO Corp.	16,583	$1,332,776
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Hanesbrands, Inc.	38,841	890,235
PVH Corp.	18,182	2,168,931
		3,059,166
APPAREL RETAIL—0.9%
Burlington Stores, Inc. *	9,478	824,870
Ross Stores, Inc.	15,415	852,758
		1,677,628
APPLICATION SOFTWARE—3.8%
Autodesk, Inc. *	28,743	3,184,437
Mobileye NV*	28,244	1,787,845
PTC, Inc. *	12,195	673,042
Splunk, Inc. *	18,292	1,097,703
		6,743,027
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	169,767	1,772,367
AUTO PARTS & EQUIPMENT—1.9%
Delphi Automotive PLC.	17,738	1,603,870
WABCO Holdings, Inc. *	13,091	1,800,929
		3,404,799
AUTOMOTIVE RETAIL—0.3%
O'Reilly Automotive, Inc. *	2,415	493,385
BIOTECHNOLOGY—7.9%
Alexion Pharmaceuticals, Inc. *	7,198	988,573
BioMarin Pharmaceutical, Inc. *	17,158	1,505,271
Bluebird Bio, Inc. *	13,469	1,269,453
Clovis Oncology, Inc. *	23,020	1,952,326
Exact Sciences Corp. *	30,143	1,169,549
Exelixis, Inc. *	26,856	728,066
Incyte Corp. *	14,400	1,919,376
Sarepta Therapeutics, Inc. *	26,929	1,038,921
TESARO, Inc. *	9,588	1,224,004
Vertex Pharmaceuticals, Inc. *	14,319	2,173,911
		13,969,450
BROADCASTING—0.8%
CBS Corp. , Cl. B	22,950	1,510,798
BUILDING PRODUCTS—1.9%
Fortune Brands Home & Security, Inc.	32,873	2,158,770
Johnson Controls International PLC.	29,083	1,132,783
		3,291,553
CASINOS & GAMING—1.1%
MGM Resorts International	26,330	867,047
Wynn Resorts Ltd.	8,303	1,073,910
		1,940,957
COMMUNICATIONS EQUIPMENT—1.5%
Lumentum Holdings, Inc. *	17,048	1,067,205

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—(CONT. )
Palo Alto Networks, Inc. *	11,712	$1,543,407
		2,610,612
CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	12,699	1,563,501
CONSUMER FINANCE—0.4%
LendingClub Corp. *	143,989	730,024
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Fiserv, Inc. *	24,047	3,090,039
FleetCor Technologies, Inc. *	4,807	730,952
Total System Services, Inc.	23,332	1,480,649
WNS Holdings Ltd. #*	46,847	1,618,564
		6,920,204
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
AMETEK, Inc.	15,459	951,965
Rockwell Automation, Inc.	11,586	1,912,038
		2,864,003
ELECTRONIC COMPONENTS—0.7%
Universal Display Corp.	10,061	1,213,357
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Cognex Corp.	5,113	486,042
Trimble, Inc. *	34,286	1,283,325
		1,769,367
FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
FMC Corporation	15,217	1,162,274
FINANCIAL EXCHANGES & DATA—3.2%
IntercontinentalExchange Group, Inc.	32,859	2,192,024
MarketAxess Holdings, Inc.	8,909	1,807,547
S&P Global, Inc.	10,953	1,682,271
		5,681,842
FOOD DISTRIBUTORS—1.2%
Performance Food Group Co. *	71,806	2,068,013
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc. *	21,024	1,515,410
HEALTH CARE EQUIPMENT—5.9%
ABIOMED, Inc. *	15,369	2,275,995
DexCom, Inc. *	15,498	1,032,321
Edwards Lifesciences Corp. *	17,210	1,982,248
IDEXX Laboratories, Inc. *	13,243	2,204,430
Insulet Corp. *	34,332	1,727,243
Masimo Corp. *	13,485	1,275,681
		10,497,918
HEALTH CARE SUPPLIES—1.0%
Align Technology, Inc. *	10,874	1,818,459
HEALTH CARE TECHNOLOGY—1.7%
Agilent Technologies, Inc.	17,583	1,051,287
Cotiviti Holdings, Inc. *	15,015	646,396
Medidata Solutions, Inc. *	17,554	1,348,323
		3,046,006

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HOME ENTERTAINMENT SOFTWARE—1.7%
Electronic Arts, Inc. *	18,395	$2,147,432
Take-Two Interactive Software, Inc. *	11,685	928,724
		3,076,156
HOME FURNISHINGS—0.8%
Mohawk Industries, Inc. *	5,400	1,344,546
HOTELS RESORTS & CRUISE LINES—2.3%
Extended Stay America, Inc.	103,055	2,037,397
Norwegian Cruise Line Holdings Ltd. *	35,782	1,970,515
		4,007,912
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co. , Inc.	34,319	1,830,919
HOUSEWARES & SPECIALTIES—0.6%
Newell Brands, Inc.	20,629	1,087,561
INDUSTRIAL CONGLOMERATES—1.2%
Roper Technologies, Inc.	9,142	2,125,149
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	13,655	1,941,058
INDUSTRIAL MACHINERY—2.8%
Fortive Corp.	34,201	2,214,173
Stanley Black & Decker, Inc.	14,816	2,084,463
Welbilt, Inc. *	37,003	721,188
		5,019,824
INTERNET RETAIL—1.3%
Expedia, Inc.	14,408	2,254,420
INTERNET SOFTWARE & SERVICES—2.4%
LogMeIn, Inc.	13,480	1,569,746
Match Group, Inc. *	93,848	1,712,726
Palantir Technologies, Inc. , Cl. A*,@	16,376	99,566
Yelp, Inc. *	25,216	820,277
		4,202,315
IT CONSULTING & OTHER SERVICES—2.7%
DXC Technology Co.	14,796	1,159,711
EPAM Systems, Inc. *	18,143	1,559,028
Gartner, Inc. *	16,492	2,116,253
		4,834,992
LEISURE FACILITIES—1.3%
Vail Resorts, Inc.	11,338	2,389,597
LEISURE PRODUCTS—0.7%
Coach, Inc.	27,489	1,295,831
LIFE SCIENCES TOOLS & SERVICES—1.8%
Illumina, Inc. *	12,232	2,126,533
Mettler-Toledo International, Inc. *	1,929	1,105,472
		3,232,005
MANAGED HEALTH CARE—0.9%
WellCare Health Plans, Inc. *	9,207	1,629,547
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	37,525	1,572,297

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Encana Corp.	77,397	$778,614
Parsley Energy, Inc. , Cl. A*	18,645	545,925
Pioneer Natural Resources Co.	5,757	938,967
		2,263,506
PACKAGED FOODS & MEATS—1.1%
Pinnacle Foods, Inc.	14,704	873,123
TreeHouse Foods, Inc. *	11,820	1,002,691
		1,875,814
PAPER PACKAGING—0.5%
International Paper Co. *	16,336	898,153
PHARMACEUTICALS—2.2%
Aerie Pharmaceuticals, Inc. *	32,154	1,745,962
Zoetis, Inc.	34,497	2,156,753
		3,902,715
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	19,666	926,859
RAILROADS—0.6%
Kansas City Southern	9,819	1,013,223
REGIONAL BANKS—1.7%
Citizens Financial Group, Inc.	23,317	817,960
Regions Financial Corp.	149,868	2,188,073
		3,006,033
SEMICONDUCTOR EQUIPMENT—1.7%
Lam Research Corp.	18,710	2,983,497
SEMICONDUCTORS—4.9%
Broadcom Ltd.	12,116	2,988,532
Cavium Networks, Inc. *	35,221	2,181,589
Microchip Technology, Inc.	22,408	1,793,536
Skyworks Solutions, Inc.	16,118	1,690,295
		8,653,952
SPECIALTY STORES—0.5%
Ulta Beauty, Inc. *	3,313	832,259
SYSTEMS SOFTWARE—3.5%
Proofpoint, Inc. *	17,946	1,529,717
Red Hat, Inc. *	24,750	2,447,032
ServiceNow, Inc. *	19,991	2,208,006
		6,184,755
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Western Digital Corp.	29,350	2,498,272
TRADING COMPANIES & DISTRIBUTORS—1.4%
HD Supply Holdings, Inc. *	35,053	1,138,872
United Rentals, Inc. *	10,985	1,306,776
		2,445,648
TRUCKING—0.4%
Old Dominion Freight Line, Inc.	7,703	738,795
TOTAL COMMON STOCKS
(Cost $140,288,569)		162,724,506

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc. , Series D*,@,(a)	219,610	$836,714
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@	66,787	406,065
Palantir Technologies, Inc. , Cl. D*,@	8,701	52,902
		458,967
TOTAL PREFERRED STOCKS
(Cost $1,486,720)		1,295,681
RIGHTS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Tolero Pharmaceuticals, Inc. , CDR@,(a)	590,059	1,361,738
(Cost $315,502)		1,361,738
REAL ESTATE INVESTMENT TRUST—3.6%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	22,865	722,306
SPECIALIZED—3.2%
Crown Castle International Corp.	9,176	922,922
CyrusOne, Inc.	26,967	1,610,200
Lamar Advertising Co. , Cl. A	21,883	1,544,283
SBA Communications Corp. , Cl. A*	11,355	1,561,880
		5,639,285
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $6,097,138)		6,361,591
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	314,956	357,727
(Cost $314,956)		357,727
Total Investments
(Cost $148,502,885)(b)	97.0%	172,101,243
Other Assets in Excess of Liabilities	3.0%	5,397,923
NET ASSETS	100.0%	$177,499,166

* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
JS Kred SPV I, LLC.	06/26/15	$314,956	0.15%	$357,727	0.20%
Palantir Technologies, Inc. , Cl. A	10/07/14	106,558	0.05%	99,566	0.06%
Palantir Technologies, Inc. , Cl. B	10/07/14	441,024	0.22%	406,065	0.23%
Palantir Technologies, Inc. , Cl. D	10/14/14	57,451	0.03%	52,902	0.03%
Prosetta Biosciences, Inc. , Series
D	02/06/15	988,245	0.50%	836,714	0.47%
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	315,502	0.15%	1,361,738	0.77%
Total				$3,114,712	1.76%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $148,562,615, amounted to $23,538,628 which consisted of aggregate gross unrealized appreciation of $26,041,227 and aggregate gross unrealized depreciation of $2,502,599.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—92.6%	SHARES	VALUE
AEROSPACE & DEFENSE—2.6%
HEICO Corp.	52,899	$4,251,493
AIR FREIGHT & LOGISTICS—2.5%
XPO Logistics, Inc. *	68,208	4,099,983
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Canada Goose Holdings, Inc. *	123,508	2,354,062
APPAREL RETAIL—0.7%
Francesca's Holdings Corp. *	111,101	1,081,013
APPLICATION SOFTWARE—14.3%
Ebix, Inc.	77,482	4,474,586
Everbridge, Inc. *	160,025	3,784,591
Globant SA*	51,873	2,384,602
HubSpot, Inc. *	34,967	2,529,862
Paylocity Holding Corp. *	108,988	4,955,684
RealPage, Inc. *	18,706	724,858
Ultimate Software Group, Inc. *	21,570	4,868,565
		23,722,748
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Financial Engines, Inc.	14,467	556,256
Virtus Investment Partners, Inc.	9,023	1,062,909
		1,619,165
BIOTECHNOLOGY—9.4%
ACADIA Pharmaceuticals, Inc. *	132,021	3,930,265
Portola Pharmaceuticals, Inc. *	93,818	5,788,571
Puma Biotechnology, Inc. *	29,191	2,774,604
Ultragenyx Pharmaceutical, Inc. *	46,768	3,101,654
		15,595,094
CONSUMER ELECTRONICS—0.6%
GoPro, Inc. *	125,867	1,037,144
EDUCATION SERVICES—3.2%
Chegg, Inc. *	376,150	5,209,677
ELECTRONIC MANUFACTURING SERVICES—2.5%
IPG Photonics Corp. *	26,984	4,118,838
GENERAL MERCHANDISE STORES—1.9%
Ollie's Bargain Outlet Holdings, Inc. *	70,933	3,170,705
HEALTH CARE EQUIPMENT—3.1%
Insulet Corp. *	102,385	5,150,989
HEALTH CARE FACILITIES—1.5%
US Physical Therapy, Inc.	39,349	2,482,922
HEALTH CARE SERVICES—0.9%
Diplomat Pharmacy, Inc. *	94,265	1,495,985
HEALTH CARE TECHNOLOGY—2.3%
Cotiviti Holdings, Inc. *	87,780	3,778,929
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.7%
WageWorks, Inc. *	67,214	4,382,353
INDUSTRIAL MACHINERY—4.3%
Middleby Corp. *	49,167	6,425,144
Proto Labs, Inc. *	9,129	674,633
		7,099,777

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
INTERNET RETAIL—3.8%
Wayfair, Inc. , Cl. A*	83,097	$6,344,456
INTERNET SOFTWARE & SERVICES—10.5%
2U, Inc. *	31,787	1,644,977
GTT Communications, Inc. *	103,062	3,148,544
Palantir Technologies, Inc. , Cl. A*,@	81,310	494,365
Shutterstock, Inc. *	2,802	118,076
SPS Commerce, Inc. *	5,218	301,600
Stamps. com, Inc. *	48,899	7,241,942
The Trade Desk, Inc. , Cl. A*	81,211	4,329,359
		17,278,863
IT CONSULTING & OTHER SERVICES—2.0%
EPAM Systems, Inc. *	39,256	3,373,268
LEISURE FACILITIES—1.7%
Planet Fitness, Inc. , Cl. A	127,277	2,884,097
PHARMACEUTICALS—0.6%
Aerie Pharmaceuticals, Inc. *	17,238	936,023
REAL ESTATE SERVICES—4.4%
FirstService Corp.	112,439	7,245,569
REGIONAL BANKS—3.9%
Independent Bank Group, Inc.	41,205	2,486,722
Signature Bank*	28,988	4,017,157
		6,503,879
RESTAURANTS—0.7%
Chuy's Holdings, Inc. *	48,527	1,142,811
SEMICONDUCTORS—3.8%
Impinj, Inc. *	5,624	276,364
MACOM Technology Solutions Holdings, Inc. *	98,775	5,980,826
		6,257,190
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.2%
Electronics For Imaging, Inc. *	41,438	2,013,058
Stratasys Ltd. *	2,233	53,570
		2,066,628
THRIFTS & MORTGAGE FINANCE—2.6%
BofI Holding, Inc. *	153,978	4,291,367
TRADING COMPANIES & DISTRIBUTORS—2.5%
H&E Equipment Services, Inc.	42,870	967,576
SiteOne Landscape Supply, Inc. *	59,070	3,101,175
		4,068,751
TOTAL COMMON STOCKS
(Cost $130,701,532)		153,043,779
PREFERRED STOCKS—3.6%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc. , Series D*,@,(a)	231,474	881,916
INTERNET SOFTWARE & SERVICES—1.4%
Palantir Technologies, Inc. , Cl. B*,@	331,607	2,016,171
Palantir Technologies, Inc. , Cl. D*,@	43,203	262,674
		2,278,845

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT. )	SHARES	VALUE
PHARMACEUTICALS—1.7%
Intarcia Therapeutics, Inc. , Series DD*,@	49,317	$2,896,387
TOTAL PREFERRED STOCKS
(Cost $5,114,017)		6,057,148
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Dyax Corp. *,@	37,550	106,642
(Cost $1)		106,642
Total Investments
(Cost $135,815,550)(b)	96.3%	159,207,569
Other Assets in Excess of Liabilities	3.7%	6,127,835
NET ASSETS	100.0%	$165,335,404

* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Dyax Corp.	05/07/15	$0	0%	$1,704	0.00%
Dyax Corp.	05/15/15	0	0%	$45,156	0.03%
Dyax Corp.	06/18/15	0	0%	$19,312	0.01%
Dyax Corp.	06/26/15	0	0%	$40,470	0.02%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	1,597,378	0.14%	2,896,387	1.75%
Palantir Technologies, Inc. , Cl. A	10/07/14	529,084	0.05%	494,365	0.30%
Palantir Technologies, Inc. , Cl. B	10/07/14	2,189,744	0.22%	2,016,171	1.22%
Palantir Technologies, Inc. , Cl. D	10/14/14	285,262	0.03%	262,674	0.16%
Prosetta Biosciences, Inc. , Series
D	02/06/15	1,041,633	0.10%	881,916	0.53%
Total				$6,658,155	4.02%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $142,574,388, amounted to $16,633,181 which consisted of aggregate gross unrealized appreciation of $26,778,037 and aggregate gross unrealized depreciation of $10,144,856.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	36,897	$1,888,019
APPAREL RETAIL—0.7%
Burlington Stores, Inc. *	10,920	950,368
APPLICATION SOFTWARE—13.3%
ACI Worldwide, Inc. *	101,461	2,350,851
Blackbaud, Inc.	40,898	3,776,521
Ellie Mae, Inc. *	11,521	1,004,862
Everbridge, Inc. *	27,084	640,537
Guidewire Software, Inc. *	26,163	1,887,922
HubSpot, Inc. *	21,438	1,551,039
Manhattan Associates, Inc. *	43,165	1,907,893
Paycom Software, Inc. *	13,586	952,243
Tyler Technologies, Inc. *	21,601	3,711,268
		17,783,136
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
WisdomTree Investments, Inc.	272,830	2,848,345
BIOTECHNOLOGY—5.4%
ACADIA Pharmaceuticals, Inc. *	43,948	1,308,332
Bluebird Bio, Inc. *	4,216	397,358
Clovis Oncology, Inc. *	11,531	977,944
Halozyme Therapeutics, Inc. *	51,042	647,212
Incyte Corp. *	6,064	808,271
Ironwood Pharmaceuticals, Inc. *	30,125	534,719
Sarepta Therapeutics, Inc. *	13,688	528,083
TESARO, Inc. *	9,526	1,216,089
Ultragenyx Pharmaceutical, Inc. *	12,869	853,472
		7,271,480
BREWERS—0.6%
Craft Brew Alliance, Inc. *	42,368	741,440
BUILDING PRODUCTS—1.8%
Masonite International Corp. *	31,525	2,447,916
COMMUNICATIONS EQUIPMENT—1.4%
NetScout Systems, Inc. *	52,671	1,817,150
CONSUMER FINANCE—1.9%
LendingClub Corp. *	495,519	2,512,281
ELECTRONIC COMPONENTS—2.1%
Dolby Laboratories Inc. , Cl. A	27,658	1,431,301
Universal Display Corp.	11,755	1,417,653
		2,848,954
ELECTRONIC EQUIPMENT & INSTRUMENTS—5.4%
Cognex Corp.	57,327	5,449,505
FLIR Systems, Inc.	45,623	1,702,650
		7,152,155
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	4,185	849,095
FOOD DISTRIBUTORS—1.6%
Performance Food Group Co. *	71,730	2,065,824

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—10.6%
Abaxis, Inc.	45,061	$2,117,867
ABIOMED, Inc. *	19,874	2,943,141
Cantel Medical Corp.	47,896	3,553,883
Cardiovascular Systems, Inc. *	25,444	802,758
DexCom, Inc. *	16,919	1,126,975
Inogen, Inc. *	24,056	2,270,405
Insulet Corp. *	26,330	1,324,662
		14,139,691
HEALTH CARE SUPPLIES—6.2%
Meridian Bioscience, Inc.	63,459	859,870
Neogen Corp. *	56,778	3,739,967
Quidel Corp. *	114,877	3,674,915
		8,274,752
HEALTH CARE TECHNOLOGY—9.2%
Medidata Solutions, Inc. *	60,900	4,677,729
Quality Systems, Inc. *	82,749	1,415,008
Veeva Systems, Inc. , Cl. A*	58,318	3,718,356
Vocera Communications, Inc. *	89,531	2,441,510
		12,252,603
HOME ENTERTAINMENT SOFTWARE—2.5%
Take-Two Interactive Software, Inc. *	41,322	3,284,273
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.3%
WageWorks, Inc. *	47,755	3,113,626
INDUSTRIAL MACHINERY—2.4%
DMC Global, Inc.	29,564	410,939
Sun Hydraulics Corp.	67,855	2,806,483
		3,217,422
INTERNET SOFTWARE & SERVICES—4.6%
Cornerstone OnDemand, Inc. *	37,515	1,512,230
NIC, Inc.	54,029	877,971
Q2 Holdings, Inc. *	36,341	1,413,665
Shopify, Inc. , Cl. A*	15,031	1,388,414
SPS Commerce, Inc. *	16,393	947,515
		6,139,795
IT CONSULTING & OTHER SERVICES—1.2%
InterXion Holding NV*	33,466	1,602,017
LEISURE FACILITIES—0.9%
Planet Fitness, Inc. , Cl. A	52,869	1,198,012
LEISURE PRODUCTS—0.3%
Vista Outdoor, Inc. *	14,453	333,720
LIFE SCIENCES TOOLS & SERVICES—3.9%
Bio-Techne Corp.	31,568	3,659,047
PRA Health Sciences, Inc. *	21,335	1,587,324
		5,246,371
MANAGED HEALTH CARE—0.8%
HealthEquity, Inc. *	23,788	1,091,156
MOVIES & ENTERTAINMENT—1.5%
Lions Gate Entertainment Corp. , Cl. A*	21,534	633,100

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
MOVIES & ENTERTAINMENT—(CONT. )
Lions Gate Entertainment Corp. , Cl. B*	21,534	$592,400
Live Nation Entertainment, Inc. *	19,623	731,349
		1,956,849
OIL & GAS EQUIPMENT & SERVICES—0.7%
RPC, Inc.	43,747	906,000
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Parsley Energy, Inc. , Cl. A*	19,498	570,901
PERSONAL PRODUCTS—0.7%
elf Beauty, Inc. *	36,951	937,447
PHARMACEUTICALS—1.3%
Aerie Pharmaceuticals, Inc. *	31,679	1,720,170
RESTAURANTS—1.9%
Shake Shack, Inc. , Cl. A*	45,030	1,486,440
Wingstop, Inc.	35,951	1,078,890
		2,565,330
SEMICONDUCTORS—2.2%
Cavium Networks, Inc. *	21,259	1,316,783
Microsemi Corp. *	31,717	1,651,821
		2,968,604
SPECIALTY CHEMICALS—2.3%
Balchem Corp.	31,950	2,479,320
Flotek Industries, Inc. *	64,794	545,565
		3,024,885
SPECIALTY STORES—0.4%
Five Below, Inc. *	12,094	584,261
SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc. *	35,089	2,990,986
TOTAL COMMON STOCKS
(Cost $96,740,214)		129,295,034
PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc. , Series D*,@,(a)	50,688	193,121
(Cost $228,096)		193,121
RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Dyax Corp. *,@	9,700	27,548
Neuralstem, Inc. , 1/8/2019*,@	5,997	–
Tolero Pharmaceuticals, Inc. , CDR@,(a)	174,782	403,362
		430,910
TOTAL RIGHTS
(Cost $94,483)		430,910
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
CyrusOne, Inc.	22,660	1,353,029
(Cost $762,426)		1,353,029

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	290,078	$329,471
(Cost $290,078)		329,471
Total Investments
(Cost $98,115,297)(b)	98.5%	131,601,565
Other Assets in Excess of Liabilities	1.5%	1,968,200
NET ASSETS	100.0%	$133,569,765

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Dyax Corp.	05/01/15	$0	0.00%	$17,324	0.01%
Dyax Corp.	08/14/15	$0	0.00%	10,224	0.01%
JS Kred SPV I, LLC.	06/26/15	290,078	0.15%	329,470	0.25%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0%
Prosetta Biosciences, Inc. , Series
D	02/06/15	228,096	0.10%	193,121	0.14%
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	94,483	0.04%	403,362	0.30%
Total				$953,501	0.71%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $99,310,451, amounted to $32,291,114 which consisted of aggregate gross unrealized appreciation of $36,404,996 and aggregate gross unrealized depreciation of $4,113,882.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—99.4%	SHARES	VALUE
APPLICATION SOFTWARE—20.6%
ACI Worldwide, Inc. *	584,815	$13,550,163
ANSYS, Inc. *	61,985	8,030,157
Blackbaud, Inc.	161,609	14,922,975
Ellie Mae, Inc. *	83,104	7,248,331
Guidewire Software, Inc. *	164,555	11,874,289
HubSpot, Inc. *	70,693	5,114,639
Manhattan Associates, Inc. *	109,109	4,822,618
Paycom Software, Inc. *	122,676	8,598,361
PROS Holdings, Inc. *	261,850	7,549,135
Tyler Technologies, Inc. *	100,725	17,305,562
		99,016,230
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
WisdomTree Investments, Inc.	1,049,057	10,952,155
BIOTECHNOLOGY—6.2%
Clovis Oncology, Inc. *	107,061	9,079,844
Incyte Corp. *	82,769	11,032,280
Ironwood Pharmaceuticals, Inc. *	326,012	5,786,713
TESARO, Inc. *	31,529	4,024,992
		29,923,829
COMMUNICATIONS EQUIPMENT—1.1%
NetScout Systems, Inc. *	148,811	5,133,980
CONSUMER FINANCE—1.5%
LendingClub Corp. *	1,438,091	7,291,121
ELECTRONIC COMPONENTS—1.7%
Universal Display Corp.	67,978	8,198,147
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.8%
Cognex Corp.	194,674	18,505,710
FINANCIAL EXCHANGES & DATA—2.0%
MarketAxess Holdings, Inc.	46,908	9,517,164
HEALTH CARE EQUIPMENT—14.4%
Abaxis, Inc.	175,148	8,231,956
ABIOMED, Inc. *	54,703	8,100,967
Cantel Medical Corp.	206,481	15,320,890
Cardiovascular Systems, Inc. *	225,910	7,127,460
Heska Corp. *	75,503	8,270,599
Inogen, Inc. *	102,792	9,701,509
Insulet Corp. *	255,319	12,845,099
		69,598,480
HEALTH CARE SUPPLIES—6.3%
Meridian Bioscience, Inc.	349,446	4,734,993
Neogen Corp. *	192,992	12,712,383
Quidel Corp. *	404,254	12,932,086
		30,379,462
HEALTH CARE TECHNOLOGY—10.3%
Medidata Solutions, Inc. *	252,355	19,383,388
Veeva Systems, Inc. , Cl. A*	310,594	19,803,473
Vocera Communications, Inc. *	390,325	10,644,163
		49,831,024

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HUMAN RESOURCE & EMPLOYMENT SERVICES—3.0%
WageWorks, Inc. *	224,272	$14,622,534
INDUSTRIAL MACHINERY—4.4%
DMC Global, Inc.	293,154	4,074,841
Proto Labs, Inc. *	103,382	7,639,930
Sun Hydraulics Corp.	234,776	9,710,335
		21,425,106
INTERNET SOFTWARE & SERVICES—8.5%
Cornerstone OnDemand, Inc. *	180,625	7,280,994
NIC, Inc.	386,399	6,278,984
Shopify, Inc. , Cl. A*	141,773	13,095,572
SPS Commerce, Inc. *	106,599	6,161,422
Stamps. com, Inc. *	54,519	8,074,264
		40,891,236
LIFE SCIENCES TOOLS & SERVICES—2.3%
Bio-Techne Corp.	94,740	10,981,313
MANAGED HEALTH CARE—1.9%
HealthEquity, Inc. *	198,315	9,096,709
PERSONAL PRODUCTS—1.5%
elf Beauty, Inc. *	274,854	6,973,046
RESTAURANTS—1.2%
Wingstop, Inc.	188,030	5,642,780
SEMICONDUCTORS—1.9%
Cavium Networks, Inc. *	149,172	9,239,714
SPECIALTY CHEMICALS—1.7%
Balchem Corp.	103,740	8,050,224
SYSTEMS SOFTWARE—2.8%
Proofpoint, Inc. *	158,992	13,552,478
TOTAL COMMON STOCKS
(Cost $410,310,501)		478,822,442
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero Pharmaceuticals, Inc. , CDR@,(a)	11,905	27,474
(Cost $6,436)		27,474
Total Investments
(Cost $410,316,937)(b)	99.4%	478,849,916
Other Assets in Excess of Liabilities	0.6%	3,050,376
NET ASSETS	100.0%	$481,900,292

* Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	$6,436	0.04%	$27,474	0.01%
Total				$27,474	0.01%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $411,365,902, amounted to $67,484,014 which consisted of aggregate gross unrealized appreciation of $76,518,314 and aggregate gross unrealized depreciation of $9,034,300.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—91.1%	SHARES	VALUE
BIOTECHNOLOGY—36.6%
ACADIA Pharmaceuticals, Inc. *	22,000	$654,940
Agenus, Inc. *	66,000	293,040
Alexion Pharmaceuticals, Inc. *	25,000	3,433,500
Amicus Therapeutics, Inc. *	110,000	1,424,500
Axovant Sciences Ltd*	11,500	263,580
Bavarian Nordic A/S*	7,950	520,372
Bellicum Pharmaceuticals, Inc. *	48,000	507,840
Biogen, Inc. *	5,500	1,592,745
BioMarin Pharmaceutical, Inc. *	41,500	3,640,795
Bioverativ, Inc. *	19,000	1,177,430
Bluebird Bio, Inc. *	22,500	2,120,625
Blueprint Medicines Corp. *	5,000	261,650
Calithera Biosciences, Inc. *	23,000	351,900
Celgene Corp. *	25,000	3,385,250
Clovis Oncology, Inc. *	32,247	2,734,868
Curis, Inc. *	45,000	87,750
CytomX Therapeutics, Inc. *	11,000	148,390
Exact Sciences Corp. *	41,000	1,590,800
Exelixis, Inc. *	29,000	786,190
Five Prime Therapeutics, Inc. *	15,000	422,100
Flexion Therapeutics, Inc. *	10,000	228,000
Genmab A/S*	7,500	1,704,327
Halozyme Therapeutics, Inc. *	160,000	2,028,800
Ignyta, Inc. *	32,000	304,000
Incyte Corp. *	36,500	4,865,085
Kite Pharma, Inc. *	16,000	1,734,560
Ra Pharmaceuticals, Inc. *	33,000	485,430
Radius Health, Inc. *	12,000	528,360
Regeneron Pharmaceuticals, Inc. *	6,000	2,949,720
Repligen Corp*	36,000	1,449,720
Sage Therapeutics, Inc. *	9,009	718,468
Sarepta Therapeutics, Inc. *	70,000	2,700,600
Spark Therapeutics, Inc. *	21,000	1,491,000
TESARO, Inc. *	15,500	1,978,730
Vertex Pharmaceuticals, Inc. *	39,000	5,920,980
		54,486,045
HEALTH CARE DISTRIBUTORS—0.3%
AmerisourceBergen Corp. , Cl. A	3,500	328,370
PetIQ, Inc. *	3,000	69,840
		398,210
HEALTH CARE EQUIPMENT—15.2%
ABIOMED, Inc. *	28,500	4,220,565
Baxter International, Inc.	26,000	1,572,480
Boston Scientific Corp. *	26,000	692,120
DexCom, Inc. *	23,000	1,532,030
Edwards Lifesciences Corp. *	20,000	2,303,600
Glaukos Corp. *	21,000	843,780
Heska Corp. *	2,000	219,080

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT. )
IDEXX Laboratories, Inc. *	20,000	$3,329,200
Insulet Corp. *	35,000	1,760,850
Intuitive Surgical, Inc. *	1,600	1,501,216
Masimo Corp. *	15,500	1,466,300
Obalon Therapeutics, Inc. *	46,795	397,757
Stryker Corp.	19,000	2,794,900
		22,633,878
HEALTH CARE FACILITIES—0.4%
Surgery Partners, Inc. *	28,000	555,800
HEALTH CARE SERVICES—1.0%
BioTelemetry, Inc. *	12,000	410,400
Tivity Health, Inc. *	26,530	1,051,915
		1,462,315
HEALTH CARE SUPPLIES—3.3%
Align Technology, Inc. *	17,500	2,926,525
Merit Medical Systems Inc. *	16,000	656,000
West Pharmaceutical Services, Inc.	15,000	1,330,500
		4,913,025
HEALTH CARE TECHNOLOGY—3.0%
Agilent Technologies, Inc.	30,000	1,793,700
Cotiviti Holdings, Inc. *	7,000	301,350
Medidata Solutions, Inc. *	10,500	806,505
Veeva Systems, Inc. , Cl. A*	25,000	1,594,000
		4,495,555
LIFE SCIENCES TOOLS & SERVICES—4.3%
Charles River Laboratories International, Inc. *	3,500	343,700
Illumina, Inc. *	15,500	2,694,675
Mettler-Toledo International, Inc. *	3,400	1,948,472
NanoString Technologies, Inc. *	45,000	684,450
PRA Health Sciences, Inc. *	6,500	483,600
QIAGEN N. V.	9,000	295,560
		6,450,457
MANAGED HEALTH CARE—10.2%
Aetna, Inc.	14,000	2,160,340
Cigna Corp.	13,000	2,256,280
Humana, Inc.	12,500	2,890,000
UnitedHealth Group, Inc.	33,500	6,425,635
WellCare Health Plans, Inc. *	8,000	1,415,920
		15,148,175
PHARMACEUTICALS—16.8%
AbbVie, Inc.	25,000	1,747,750
Aerie Pharmaceuticals, Inc. *	40,000	2,172,000
Allergan PLC.	8,000	2,018,640
AstraZeneca PLC. #	15,000	452,700
Bristol-Myers Squibb Co.	80,000	4,552,000
Dermira, Inc. *	36,000	991,080
Eli Lilly & Co.	10,000	826,600
Emmaus Life Sciences, Inc. *,@	479,063	3,724,140

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
PHARMACEUTICALS—(CONT. )
GW Pharmaceuticals PLC. #*	6,500	$726,570
Intra-Cellular Therapies, Inc. *	13,000	150,410
Johnson & Johnson	23,000	3,052,560
Merck & Co. , Inc.	13,000	830,440
Novo Nordisk A/S#	26,000	1,102,400
Prothena Corp. , PLC. *	1,500	92,640
Supernus Pharmaceuticals, Inc. *	16,500	667,425
Zoetis, Inc.	30,000	1,875,600
		24,982,955
TOTAL COMMON STOCKS
(Cost $106,285,607)		135,526,415
PREFERRED STOCKS—2.6%	SHARES	VALUE
BIOTECHNOLOGY—2.3%
Prosetta Biosciences, Inc. , Series D*,@,(a)	897,366	3,418,964
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc. , Series DD*,@	7,546	443,177
TOTAL PREFERRED STOCKS
(Cost $4,282,562)		3,862,141
RIGHTS—4.0%	SHARES	VALUE
BIOTECHNOLOGY—3.1%
Dyax Corp. *,@	21,800	61,912
Neuralstem, Inc. , 1/8/2019*,@	26,472	–
Tolero Pharmaceuticals, Inc. , CDR@,(a)	1,956,996	4,516,355
		4,578,267
PHARMACEUTICALS—0.9%
Emmaus Life Sciences, Inc. , 9/11/2018*,@	320,000	1,367,616
TOTAL RIGHTS
(Cost $1,044,373)		5,945,883
Total Investments
(Cost $111,612,542)(b)	97.7%	145,334,439
Other Assets in Excess of Liabilities	2.3%	3,382,252
NET ASSETS	100.0%	$148,716,691

* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Dyax Corp.	04/01/15	$0	0.00%	$60,634	0.04%
Dyax Corp.	10/15/15	0	0.00%	1,278	0.00%
Emmaus Life Sciences, Inc.	09/09/13	800,000	0.42%	2,487,616	1.67%
Emmaus Life Sciences, Inc.	06/06/14	556,721	0.28%	1,236,524	. 83%
Emmaus Life Sciences, Inc. ,
Rights	09/09/13	0	0.00%	1,367,616	0.92%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	244,415	0.15%	443,177	0.29%
Neuralstem, Inc.	01/03/14	0	0%	0	0.00%
Prosetta Biosciences, Inc. , Series
D	02/06/15	4,038,147	2.00%	3,418,964	2.30%
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	1,044,373	0.52%	4,516,355	3.04%
Total				$13,532,164	9.09%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $112,946,614, amounted to $32,387,825 which consisted of aggregate gross unrealized appreciation of $36,966,631 and aggregate gross unrealized depreciation of $4,578,806.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—91.2%	SHARES	VALUE
AEROSPACE & DEFENSE—3.4%
General Dynamics Corp.	7,556	$1,483,469
The Boeing Co.	10,004	2,425,570
		3,909,039
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc. , Cl. B	4,399	485,166
AIRPORT SERVICES—0.5%
Macquarie Infrastructure Corp.	8,137	616,866
APPAREL RETAIL—0.6%
The Gap, Inc.	26,419	629,565
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
BlackRock, Inc.	4,284	1,827,254
AUTO PARTS & EQUIPMENT—0.8%
Delphi Automotive PLC.	10,328	933,858
BIOTECHNOLOGY—1.3%
Amgen, Inc.	4,100	715,491
Gilead Sciences, Inc.	9,700	738,073
		1,453,564
BREWERS—0.6%
Molson Coors Brewing Co. , Cl. B	7,489	666,371
BUILDING PRODUCTS—1.1%
Johnson Controls International PLC.	31,280	1,218,356
CABLE & SATELLITE—2.4%
Comcast Corporation, Cl. A	66,582	2,693,242
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	43,199	1,358,609
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	11,100	557,109
CONSUMER FINANCE—0.5%
Discover Financial Services	9,386	571,983
DIVERSIFIED BANKS—4.8%
JPMorgan Chase & Co.	42,602	3,910,863
Wells Fargo & Co.	28,454	1,534,809
		5,445,672
DIVERSIFIED CHEMICALS—1.0%
The Dow Chemical Co. *	17,320	1,112,637
DRUG RETAIL—1.5%
CVS Caremark Corp.	15,600	1,246,908
Walgreens Boots Alliance, Inc.	6,100	492,087
		1,738,995
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp. , PLC.	9,500	743,375
FINANCIAL EXCHANGES & DATA—1.5%
CME Group, Inc.	13,763	1,687,619
HEALTH CARE EQUIPMENT—0.9%
Becton Dickinson and Co.	5,100	1,027,140
HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	15,200	2,273,920

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—1.5%
Extended Stay America, Inc.	37,604	$743,431
Royal Caribbean Cruises Ltd.	8,400	949,788
		1,693,219
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	18,860	1,712,865
HYPERMARKETS & SUPER CENTERS—0.8%
Wal-Mart Stores, Inc.	11,700	935,883
INDUSTRIAL CONGLOMERATES—3.8%
General Electric Co.	68,347	1,750,366
Honeywell International, Inc.	19,156	2,607,515
		4,357,881
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	4,609	655,169
INTEGRATED OIL & GAS—3.3%
Exxon Mobil Corp.	33,028	2,643,561
TOTAL SA#	23,119	1,171,440
		3,815,001
INTEGRATED TELECOMMUNICATION SERVICES—3.0%
AT&T, Inc.	30,300	1,181,700
Verizon Communications, Inc.	45,395	2,197,118
		3,378,818
INTERNET RETAIL—0.6%
Amazon. com, Inc. *	640	632,179
INTERNET SOFTWARE & SERVICES—4.9%
Alphabet, Inc. , Cl. A*	2,005	1,895,727
Alphabet, Inc. , Cl. C*	2,010	1,870,305
Facebook, Inc. , Cl. A*	10,900	1,844,825
		5,610,857
INVESTMENT BANKING & BROKERAGE—2.2%
Morgan Stanley	54,020	2,533,538
LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.	10,410	592,017
LEISURE PRODUCTS—1.0%
Coach, Inc.	16,537	779,554
Mattel, Inc.	17,300	346,346
		1,125,900
MANAGED HEALTH CARE—3.1%
Aetna, Inc.	11,549	1,782,126
UnitedHealth Group, Inc.	8,912	1,709,411
		3,491,537
MOVIES & ENTERTAINMENT—0.9%
Time Warner, Inc.	10,000	1,024,200
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	16,900	929,500
MULTI-UTILITIES—0.8%
Sempra Energy	7,991	903,063
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Company	19,500	827,580

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—0.7%
ConocoPhillips	17,676	$801,960
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Bank of America Corp.	69,555	1,677,667
PACKAGED FOODS & MEATS—0.7%
The Kraft Heinz Co.	8,600	752,156
PHARMACEUTICALS—8.3%
Bristol-Myers Squibb Co.	28,880	1,643,272
Eli Lilly & Co.	20,500	1,694,530
GlaxoSmithKline PLC. #	21,339	864,656
Johnson & Johnson	20,000	2,654,400
Pfizer, Inc.	62,024	2,056,716
Roche Holding AG#	17,055	540,695
		9,454,269
RAILROADS—0.7%
CSX Corp.	17,130	845,194
RESTAURANTS—1.9%
Darden Restaurants, Inc.	8,100	679,428
McDonald's Corp.	9,800	1,520,372
		2,199,800
SEMICONDUCTOR EQUIPMENT—1.1%
Kla-Tencor Corp.	13,444	1,245,318
SEMICONDUCTORS—4.2%
Broadcom Ltd.	10,900	2,688,594
Intel Corp.	42,000	1,489,740
QUALCOMM, Inc.	12,100	643,599
		4,821,933
SOFT DRINKS—2.9%
PepsiCo, Inc.	20,247	2,361,003
The Coca-Cola Co.	20,700	948,888
		3,309,891
SYSTEMS SOFTWARE—4.2%
Choicestream, Inc. *,@,(a)	5,064	–
Microsoft Corp.	66,604	4,842,111
		4,842,111
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.6%
Apple, Inc.	33,935	5,047,152
Western Digital Corp.	15,758	1,341,321
		6,388,473
TOBACCO—2.2%
Altria Group, Inc.	39,079	2,538,963
TOTAL COMMON STOCKS
(Cost $63,164,736)		104,047,282
CONVERTIBLE PREFERRED STOCKS—0.6%	SHARES	VALUE
PHARMACEUTICALS—0.6%
Allergan PLC. , 5.50%, 3/1/2018*	770	688,388
(Cost $770,000)		688,388

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	43,672	$–
Choicestream, Inc. , Cl. B*,@,(a)	89,234	–
		–
TOTAL PREFERRED STOCKS
(Cost $88,465)		–
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	15,285	–
(Cost $15,269)		–
MASTER LIMITED PARTNERSHIP—1.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
The Blackstone Group LP.	50,400	1,685,880
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP.	16,300	478,405
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,679,617)		2,164,285
REAL ESTATE INVESTMENT TRUST—3.1%	SHARES	VALUE
HEALTH CARE—0.7%
Welltower, Inc.	11,100	814,629
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc. , Cl. A	22,200	685,314
SPECIALIZED—1.8%
Crown Castle International Corp.	11,257	1,132,229
Lamar Advertising Co. , Cl. A	12,600	889,182
		2,021,411
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,848,793)		3,521,354
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	15,285	–
(Cost $15)		–
Total Investments
(Cost $68,566,895)(b)	96.8%	110,421,309
Other Assets in Excess of Liabilities	3.2%	3,613,375
NET ASSETS	100.0%	$114,034,684

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Choicestream, Inc.	03/14/14	$1,468	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	15	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	15,269	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	34,924	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	53,541	0.05%	0	0.00%
Total				$0	0.00%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $68,296,148, amounted to $42,125,161 which consisted of aggregate gross unrealized appreciation of $43,422,998 and aggregate gross unrealized depreciation of $1,297,837.

See Notes to Financial Statements

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small
Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and
Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”).
The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap
Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger
Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted.
The conversion is completed without the imposition of any sales charges or other fees.
Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets)
to a share class.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$497,883,906	$497,883,906	—	—
Consumer Staples	84,840,081	84,840,081	—	—
Energy	47,930,873	47,930,873	—	—
Financials	122,587,453	122,587,453	—	—
Health Care	399,777,551	399,777,551	—	—
Industrials	158,448,490	158,448,490	—	—
Information Technology	1,198,652,113	1,197,720,158	—	931,955
Materials	49,197,092	49,197,092	—	—
Telecommunication Services	12,528,202	12,528,202	—	—
TOTAL COMMON STOCKS	$2,571,845,761	$2,570,913,806	—	$931,955
CORPORATE BONDS
Information Technology	—	—	—	—
MASTER LIMITED PARTNERSHIP
Financials	31,477,085	31,477,085	—	—
PREFERRED STOCKS
Health Care	4,503,534	—	—	4,503,534
Information Technology	4,295,976	—	—	4,295,976
TOTAL PREFERRED STOCKS	$8,799,510	—	—	$8,799,510
REAL ESTATE INVESTMENT TRUST
Real Estate	53,382,202	53,382,202	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$2,665,504,558	$2,655,773,093	—	$9,731,465

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$18,249,197	$903,400	$17,345,797	—
Consumer Staples	11,568,860	4,154,075	7,414,785	—
Energy	9,325,177	6,747,754	2,577,423	—
Financials	43,686,554	8,383,709	35,302,845	—
Health Care	10,759,319	1,882,454	8,876,865	—
Industrials	24,976,870	1,895,929	23,080,941	—
Information Technology	36,892,341	13,640,085	23,252,256	—
Materials	8,638,624	592,932	8,045,692	—
Real Estate	1,422,185	—	1,422,185	—
Telecommunication Services	3,743,134	—	3,743,134	—
Utilities	1,418,869	—	1,418,869	—
TOTAL COMMON STOCKS	$170,681,130	$38,200,338	$132,480,792	—
TOTAL INVESTMENTS IN
SECURITIES	$170,681,130	$38,200,338	$132,480,792	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$25,013,340	$25,013,340	—	—
Consumer Staples	5,774,746	5,774,746	—	—
Energy	2,263,506	2,263,506	—	—
Financials	12,117,125	12,117,125	—	—
Health Care	38,096,100	38,096,100	—	—
Industrials	20,631,900	20,631,900	—	—
Information Technology	51,690,506	51,590,940	—	99,566
Materials	7,137,283	7,137,283	—	—
TOTAL COMMON STOCKS	$162,724,506	$162,624,940	—	$99,566
PREFERRED STOCKS
Health Care	836,714	—	—	836,714
Information Technology	458,967	—	—	458,967
TOTAL PREFERRED STOCKS	$1,295,681	—	—	$1,295,681
REAL ESTATE INVESTMENT TRUST
Real Estate	6,361,591	6,361,591	—	—
RIGHTS
Health Care	1,361,738	—	—	1,361,738
SPECIAL PURPOSE VEHICLE
Financials	357,727	—	—	357,727
TOTAL INVESTMENTS IN
SECURITIES	$172,101,243	$168,986,531	—	$3,114,712

Alger SMid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$23,223,965	$23,223,965	—	—
Financials	12,414,411	12,414,411	—	—
Health Care	29,439,942	29,439,942	—	—
Industrials	23,902,357	23,902,357	—	—
Information Technology	56,817,535	56,323,170	—	494,365
Real Estate	7,245,569	7,245,569	—	—
TOTAL COMMON STOCKS	$153,043,779	$152,549,414	—	$494,365
PREFERRED STOCKS
Health Care	3,778,303	—	—	3,778,303
Information Technology	2,278,845	—	—	2,278,845
TOTAL PREFERRED STOCKS	$6,057,148	—	—	$6,057,148
RIGHTS
Health Care	106,642	—	—	106,642
TOTAL INVESTMENTS IN
SECURITIES	$159,207,569	$152,549,414	—	$6,658,155

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,588,540	$7,588,540	—	—
Consumer Staples	3,744,711	3,744,711	—	—
Energy	1,476,901	1,476,901	—	—
Financials	6,209,721	6,209,721	—	—
Health Care	49,996,223	49,996,223	—	—
Industrials	10,666,983	10,666,983	—	—
Information Technology	46,587,070	46,587,070	—	—
Materials	3,024,885	3,024,885	—	—
TOTAL COMMON STOCKS	$129,295,034	$129,295,034	—	—
PREFERRED STOCKS
Health Care	193,121	—	—	193,121
REAL ESTATE INVESTMENT TRUST
Real Estate	1,353,029	1,353,029	—	—
RIGHTS
Health Care	430,910	—	—	430,910
SPECIAL PURPOSE VEHICLE
Financials	329,471	—	—	329,471
TOTAL INVESTMENTS IN
SECURITIES	$131,601,565	$130,648,063	—	$953,502

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,642,780	$5,642,780	—	—
Consumer Staples	6,973,046	6,973,046	—	—
Financials	27,760,440	27,760,440	—	—
Health Care	199,810,817	199,810,817	—	—
Industrials	36,047,640	36,047,640	—	—
Information Technology	194,537,495	194,537,495	—	—
Materials	8,050,224	8,050,224	—	—
TOTAL COMMON STOCKS	$478,822,442	$478,822,442	—	—
RIGHTS
Health Care	27,474	—	—	27,474
TOTAL INVESTMENTS IN
SECURITIES	$478,849,916	$478,822,442	—	$27,474

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	$135,526,415	$129,577,576	$2,224,699	$3,724,140
PREFERRED STOCKS
Health Care	3,862,141	—	—	3,862,141
RIGHTS
Health Care	5,945,883	—	—	5,945,883
TOTAL INVESTMENTS IN
SECURITIES	$145,334,439	$129,577,576	$2,224,699	$13,532,164

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$14,355,009	$14,355,009	—	—
Consumer Staples	11,655,124	11,655,124	—	—
Energy	5,444,541	5,444,541	—	—
Financials	14,673,233	14,673,233	—	—
Health Care	15,426,510	15,426,510	—	—
Industrials	12,175,877	12,175,877	—	—
Information Technology	24,267,301	24,267,301	—	—
Materials	1,767,806	1,767,806	—	—
Telecommunication Services	3,378,818	3,378,818	—	—
Utilities	903,063	903,063	—	—
TOTAL COMMON STOCKS	$104,047,282	$104,047,282	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	688,388	688,388	—	—
CORPORATE BONDS
Information Technology	—	—	—	—
MASTER LIMITED PARTNERSHIP
Energy	478,405	478,405	—	—
Financials	1,685,880	1,685,880	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,164,285	$2,164,285	—	—
PREFERRED STOCKS
Information Technology	—	—	—	—
REAL ESTATE INVESTMENT TRUST
Financials	685,314	685,314	—	—
Real Estate	2,836,040	2,836,040	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$3,521,354	$3,521,354	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$110,421,309	$110,421,309	—	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2016	$1,172,607
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(240,652)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	931,955
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(240,652)

Alger Capital Appreciation Fund	Corporate Bonds
Opening balance at November 1, 2016	$387,502
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(387,502)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(387,502)

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2016	$10,752,714
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(1,953,204)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	8,799,510
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(1,953,204)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Warrants
Opening balance at November 1, 2016	$379,752
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(379,752)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(379,752)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2016	$125,276
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(25,710)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	99,566
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(25,710)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2016	$2,103,258
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	3,292,351
Included in net unrealized gain (loss) on investments	261,923
Purchases and sales	–
Purchases	–
Sales	(4,361,851)
Closing balance at July 31, 2017	1,295,681
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$3,554,274

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,046,236
Purchases and sales	–
Purchases	315,502
Sales	–
Closing balance at July 31, 2017	1,361,738
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$1,046,236

Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2016	$327,271
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	30,456
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	357,727
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$30,456

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2016	$396,005
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	971,747
Included in net unrealized gain (loss) on investments	117,397
Purchases and sales	–
Purchases	–
Sales	(1,292,028)
Closing balance at July 31, 2017	193,121
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$1,089,144

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	336,427
Purchases and sales	–
Purchases	94,483
Sales	–
Closing balance at July 31, 2017	430,910
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$336,427

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2016	$301,420
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	28,051
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	329,471
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$28,051

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2016	$56,319
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	82,330
Included in net unrealized gain (loss) on investments	(9,920)
Purchases and sales	–
Purchases	–
Sales	(128,729)
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$72,410

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	21,038
Purchases and sales	–
Purchases	6,436
Sales	–
Closing balance at July 31, 2017	27,474
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$21,038

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2016	$143,719
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	3,580,421
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	3,724,140
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$3,580,421

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2016	$6,250,448
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	10,958,392
Included in net unrealized gain (loss) on investments	1,197,906
Purchases and sales	–
Purchases	–
Sales	(14,544,605)
Closing balance at July 31, 2017	3,862,141
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$12,156,298

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	5,588,486
Purchases and sales	–
Purchases	357,397
Sales	–
Closing balance at July 31, 2017	5,945,883
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$5,588,486

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2016	$14,979
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(14,979)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(14,979)

Alger Growth & Income Fund	Corporate Bonds
Opening balance at November 1, 2016	$15,285
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(15,285)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(15,285)

Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2016	$52,648
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(52,648)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(52,648)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Warrants
Opening balance at November 1, 2016	$14,979
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(14,979)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(14,979)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Fund	Common Stocks
Opening balance at November 1, 2016	$622,021
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(127,656)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	494,365
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(127,656)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2016	$6,615,493
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	558,345
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	6,057,148
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$558,345

Alger SMid Cap Focus Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	106,642
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at July 31, 2017	106,642
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$106,642

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2017	Methodology	Input	Input/ Range	Average
Alger Capital Appreciation Fund
Common Stocks	$931,955	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	4,295,976	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-80%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	4,503,534	Market	Scenario	80-100%	N/A
		Approach	Probability Time	0.25-1.75	N/A
			to Exit	Years
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Alger Mid Cap Growth Fund
Common Stocks	$99,566	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	1,295,681	Income	Revenue	9x-17x	N/A
		Approach	Multiple	20-39.5%	23.68%
			Discount Rate	10-80%	43.5%
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Special Purpose Vehicle	357,727	Market	Revenue	2.6x-3.1x	N/A
		Approach	Multiple
Rights	1,361,738	Income	Discount Rate	21.5-22.5%	N/A
		Approach
Alger Health Sciences Fund
Common Stocks	3,724,140	Income	Discount Rate	30%	N/A
		Approach
Preferred Stocks	443,177	Market	Scenario	80-100%	N/A
		Approach	Probability Time	0.25-1.75	N/A
			to Exit	Years	N/A
			Volatility	67.8%
Preferred Stocks	3,418,964	Income	Discount Rate	35.5-39.5%	N/A
		Approach
Rights	5,945,883	Income	Discount Rate	21.5-30%	N/A
		Approach
Alger Growth & Income Fund
Common Stocks	0	Income	Discount Rate	40%	N/A
		Approach

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks	0	Income	Discount Rate	40%	N/A
		Approach
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger SMid Cap Growth Fund
Common Stocks	494,365	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	2,278,845	Market	Scenario	80-100%	N/A
		Approach	Probability Time	1.0-2.5 Years	N/A
			to Exit	67.8%	N/A
			Volatility
Preferred Stocks	3,778,303	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	24.81%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Alger Small Cap Growth Fund
Preferred Stocks	430,910	Income	Discount Rate	35.5-39.5%	N/A
		Approach
Special Purpose Vehicle	329,471	Market	Revenue	2.6x-3.1x	N/A
		Approach	Multiple
Rights	430,910	Income	Discount Rate	21.5-22.5%	N/A
		Approach
Alger Small Cap Focus Fund
Rights	27,474	Income	Discount Rate	21.5-22.5%	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2017 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2017, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$26,933,284	—	$26,933,284	—
Alger International Growth Fund	3,177,058	—	3,177,058	—
Alger Mid Cap Growth Fund	6,014,140	—	6,014,140	—
Alger Small Cap Growth Fund	3,480,761	—	3,480,761	—
Alger Small Cap Focus Fund	9,705,302	—	9,705,302	—
Alger Health Sciences Fund	1,393,532	—	1,393,532	—
Alger Growth & Income Fund	3,337,886	—	3,337,886	—
Alger SMid Cap Focus Fund	6,156,818	—	6,156,818	—
Total	$60,198,781	—	$60,198,781	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended July 31, 2017, there were no open derivative instruments.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2017. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2016	Additions	Reductions	2017	Income	2017
Alger Capital Appreciation Fund
Common Stocks
Choicestream Inc. *	82,955	—	—	82,955	—	$0
Preferred Stocks
Choicestream, Inc.	2,365,288	—	—	2,365,288	—	0
Class A & Class B*
Corporate Bonds
Choicestream, Inc. ,	387,502	—	—	387,502	—	0
11.0%,8/05/18
Warrants
Choicestream, Inc. , 06/22/26	387,502	—	—	387,502	—	0
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	219,610	—	—	219,610	—	836,714
Inc. *
Tolero Pharmaceuticals, Inc. *	495,000	—	495,000	0	—	0
Alger SMid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	231,474	—	—	231,474	—	881,916
Inc. *
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	50,688	—	—	50,688	—	193,121
Inc. *
Tolero Pharmaceuticals, Inc. *	148,237	—	148,237	0	—	0
Alger Small Cap Focus Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc. *	10,097	—	10,097	0	—	0
Alger Health Sciences Fund

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks
Prosetta Biosciences,	897,366	—	—	897,366	—	3,418,964
Inc. *
Tolero Pharmaceuticals, Inc. *	1,638,547	—	1,638,547	0	—	0
Alger Growth & Income Fund
Common Stocks
Choicestream Inc. *	5,064	—	—	5,064	—	0
Preferred Stocks
Choicestream, Inc.	132,906	—	—	132,906	—	0
Class A & Class B*
Corporate Bonds
Choicestream, Inc. ,	15,285	—	—	18,285	—	0
11.0%,8/05/18
Warrants
Choicestream, Inc. , 06/22/26	15,285	—	—	15,285	—	0

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 26, 2017